UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

           Report for the Calendar Year or Quarter Ended June 30, 2009

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     CAVU Capital Advisors, LLC

Address:  20 Marshall Street, Suite 102
          South Norwalk, CT 06854

13F File Number: 028-13419

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     James Gilmore
Title:    Chief Financial Officer
Phone:    203-286-0453

Signature, Place and Date of Signing:


/s/James Gilmore              South Norwalk, CT             August 14, 2009
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                 [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  32

Form 13F Information Table Value Total: $85,520
                                   (thousands)

List of Other Included Managers: None

                                                     FORM 13F INFORMATION TABLE

COLUMN 1                          COLUMN  2    COLUMN 3   COLUMN 4       COLUMN 5        COLUMN 6    COL 7        COLUMN 8

                                                           VALUE    SHRS OR   SH/ PUT/  INVESTMENT   OTHER   VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP      (x1000)  PRN AMT   PRN CALL  DISCRETION   MNGRS  SOLE      SHARED NONE
--------------                 --------------   -----      -------  -------   --- ----  ----------   -----  ----      ------ ----
ADVANCE AUTO PARTS INC         COM             00751Y106   1,992       48,000 SH        SOLE                   48,000 0      0
ARCH COAL INC                  COM             039380100     615       40,000 SH        SOLE                   40,000 0      0
AUTONATION INC                 COM             05329W102   5,226      301,200 SH        SOLE                  301,200 0      0
AMERICAN AXLE & MFG HLDGS IN   COM             024061103     688      200,000 SH        SOLE                  200,000 0      0
BROADCOM CORP                  CL A            111320107   1,240       50,000 SH        SOLE                   50,000 0      0
BORGWARNER INC                 COM             099724106   2,421       70,900 SH        SOLE                   70,900 0      0
CONTINENTAL AIRLS INC          CL B            210795308   2,540      286,630 SH        SOLE                  286,630 0      0
CUMMINS INC                    COM             231021106   2,113       60,000 SH        SOLE                   60,000 0      0
FORD MTR CO DEL                COM PAR $0.01   345370860  14,547    2,396,556 SH        SOLE                2,396,556 0      0
FOREST OIL CORP                COM PAR $0.01   346091705     511       34,230 SH        SOLE                   34,230 0      0
HERTZ GLOBAL HOLDINGS INC      COM             42805T105   1,998      250,000 SH        SOLE                  250,000 0      0
ILLINOIS TOOL WKS INC          COM             452308109   3,062       82,000 SH        SOLE                   82,000 0      0
JOHNSON CTLS INC               COM             478366107   1,195       55,000 SH        SOLE                   55,000 0      0
KEY ENERGY SVCS INC            COM             492914106     518       90,000 SH        SOLE                   90,000 0      0
KOHLS CORP                     COM             500255104   2,062       48,230 SH        SOLE                   48,230 0      0
MAGNA INTL INC                 CL A            559222401   1,056       25,000 SH        SOLE                   25,000 0      0
NOKIA CORP                     SPONSORED ADR   654902204   3,009      206,380 SH        SOLE                  206,380 0      0
NVIDIA CORP                    COM             67066G104   2,903      257,100 SH        SOLE                  257,100 0      0
PACIFIC SUNWEAR CALIF INC      COM             694873100   1,181      349,295 SH        SOLE                  349,295 0      0
PARKER HANNIFIN CORP           COM             701094104   3,652       85,000 SH        SOLE                   85,000 0      0
PEPSICO INC                    COM             713448108   1,105       20,100 SH        SOLE                   20,100 0      0
POWERSHARES ETF TRUST          CON STAPLE SEC  73935X393   1,379       60,000 SH        SOLE                   60,000 0      0
PROCTER & GAMBLE CO            COM             742718109   1,022       20,000 SH        SOLE                   20,000 0      0
SEAGATE TECHNOLOGY             SHS             G7945J104   3,211      307,002 SH        SOLE                  307,002 0      0
SHERWIN WILLIAMS CO            COM             824348106   2,553       47,500 SH        SOLE                   47,500 0      0
TERADYNE INC                   COM             880770102   1,577      229,900 SH        SOLE                  229,900 0      0
THOMAS & BETTS CORP            COM             884315102   2,886      100,006 SH        SOLE                  100,006 0      0
TOLL BROTHERS INC              COM             889478103   1,018       60,000 SH        SOLE                   60,000 0      0
UNITED PARCEL SERVICE INC      CL B            911312106   6,114      122,300 SH        SOLE                  122,300 0      0
VMWARE INC                     CL A COM        928563402   1,350       49,500 SH        SOLE                   49,500 0      0
WEATHERFORD INTERNATIONAL LTD  REG             H27013103   8,037      410,900 SH        SOLE                  410,900 0      0
WATSCO INC                     COM             942622200   2,739       55,970 SH        SOLE                   55,970 0      0

SK 25439 0003 1022039